Commitments and Contingencies (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) m²	Dec. 31, 2021 USD ($) m²	Dec. 31, 2020 USD ($)	Jan. 08, 2020 USD ($)
Commitments and Contingencies (Details) [Line Items]
Lease rent per month	$ 923	$ 923
Right to use assets - operating lease	$ 104,542	91,571	$ 364,234	$ 693,000
Amortization expense			$ 8,400
Maturity date	Dec. 31, 2022
Operating leases right-of-use assets lease liabilities				$ 693,000
Operating right-of-use assets	$ 104,542	91,571
Minneapolis, Minnesota [Member]
Commitments and Contingencies (Details) [Line Items]
Lease rent per month	$ 210,000	$ 210,000
Lease space (in Square Meters) | m²	12,422	12,422
Lease term	7 years 6 months	7 years 6 months
Office space [Member] | Minneapolis, Minnesota [Member]
Commitments and Contingencies (Details) [Line Items]
Lease space (in Square Meters) | m²	8,737	8,737
Warehouse space [Member] | Minneapolis, Minnesota [Member]
Commitments and Contingencies (Details) [Line Items]
Lease space (in Square Meters) | m²	3,685	3,685